Intangible assets (Details 2) (Detail) - BRL (R$) R$ in Thousands		6 Months Ended
		Jun. 30, 2019		Dec. 31, 2018
Changes in cost and accumulated amortization were as follows
Net book value		R$ 425,941		R$ 305,614
Cost
Changes in cost and accumulated amortization were as follows
Additions		148,528
Acquisition of subsidiary		14,271
Amortization		(42,472)
Net book value		684,863		522,064
Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(258,922)		(216,450)
Expenditures related to software and technology
Changes in cost and accumulated amortization were as follows
Net book value	[1]	321,137		250,353
Expenditures related to software and technology | Cost
Changes in cost and accumulated amortization were as follows
Additions		109,153
Amortization		(38,369)
Net book value	[1]	571,435		462,282
Expenditures related to software and technology | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	[1]	(250,298)		(211,929)
Software licenses
Changes in cost and accumulated amortization were as follows
Net book value		48,495		13,154
Software licenses | Cost
Changes in cost and accumulated amortization were as follows
Additions		39,375
Amortization		(4,034)
Net book value		56,602		17,227
Software licenses | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(8,107)		(4,073)
Customer relationships
Changes in cost and accumulated amortization were as follows
Net book value		1,464		1,533
Customer relationships | Cost
Changes in cost and accumulated amortization were as follows
Amortization		(69)
Net book value		1,981		1,981
Customer relationships | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value		(517)		(448)
Goodwill
Changes in cost and accumulated amortization were as follows
Net book value		54,845	[2]	40,574	[3]
Goodwill | Cost
Changes in cost and accumulated amortization were as follows
Acquisition of subsidiary		14,271
Net book value		R$ 54,845	[2]	R$ 40,574	[3]

[1]	The PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their useful lives, within a range from three to five years.
[2]	Goodwill provided on the acquisition of the companies TILIX and BancoSeguro.
[3]	Goodwill provided on the acquisition of the companies R2TECH and BIVA.